CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (858,699)	¥ (5,602,990)	¥ (3,160,507)	¥ (1,619,152)
Adjustments to reconcile net loss to net cash provided by operating activities:
Foreign exchange loss/ (gain), net	10,872	70,937	(19,953)	25,101
Loss on disposal of property and equipment	866	5,648	5
Depreciation and amortization	74,088	483,421	411,883	106,690
Change in the fair value of warrant liability			8,322	19,276
Impairment of long-lived assets	10,953	71,467	209,249	0
Allowance for unrecoverable payments in relation to Fabricated Transactions			49,829
Allowance for prepayments	12,756	83,230	8,585
Loss on disposal of other non-current assets	5,319	34,709
Deferred income tax	(97,888)	(638,720)
Impairment of trust investments	174,713	1,140,000
Interest expenses of convertible senior notes	16,401	107,014
Interest and financing expenses				8,074
Share-based compensation expenses	3,376	22,029	152,285
Amortized income for the refund from shares depositary bank			3,854
Provision for SEC settlement	180,394	1,177,074
Provision for equity litigants settlement	187,911	1,226,119
Changes in operating assets and liabilities:
Accounts receivable	831	5,420	(22,801)
Inventories	16,855	109,976	(235,529)	(146,619)
Receivables from online payment platforms	(1,462)	(9,538)	(11,581)	(4,597)
Prepaid expenses and other current assets	(40,344)	(263,242)	(382,762)	(311,355)
Other non-current assets	3,174	20,710	(35,080)	(76,582)
Amounts due from a related party	14	90	(90)
Accounts and notes payable	(50,858)	(331,848)	367,376	176,704
Accrued expenses and other liabilities	(1,903)	(12,414)	476,513	361,131
Amounts due to related parties	(2,939)	(19,174)	(5,023)	24,198
Deferred revenues	(8,697)	(56,750)	18,455	126,437
Net cash used in operating activities	(364,267)	(2,376,832)	(2,166,970)	(1,310,694)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(126,028)	(822,333)	(1,570,989)	(1,005,659)
Prepayment for land use right			(43,250)
Disposal of property and equipment			20,790
Purchase of two trust investments	(174,713)	(1,140,000)
Purchases of short-term investments	(69,793)	(455,404)	(1,030,000)	(3,666,960)
Proceeds received from maturity of short-term investments	108,108	705,404	660,000	3,536,960
Loan to a related party				(147,559)
Repayment from a related party			147,559
Cash paid to a related party and an individual on behalf of the related party			(306,319)
Cash repaid from a related party			306,319
Net cash used in investing activities	(262,426)	(1,712,333)	(1,815,890)	(1,283,218)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings			59,582	8,000
Proceeds from capital lease			44,434	172,868
Repayments for short-term borrowings			(67,582)
Capital lease payments	(1,173)	(7,656)	(143,060)	(68,325)
(Payment)/return of deposit for capital lease	98	642	13,050	(17,550)
Proceeds from long-term borrowing	10,713	69,900	349,650	300,000
Proceeds from the issuance of convertible senior notes	474,800	3,098,069
Repayments for long-term borrowing	(98,457)	(642,433)	(77,117)
Deposit for long-term borrowing				(3,000)
Repayments of loans from related parties				(60,000)
Contribution from Ordinary shareholders				60,000
Contribution from non-controlling shareholder in a subsidiary			84,477
Refund from shares depositary bank			52,628
Cash received in relation to Fabricated Transactions	144,497	942,844	2,309,107
Cash paid in relation to Fabricated Transactions	(353,886)	(2,309,107)	(992,673)
Net cash generated from financing activities	617,483	4,029,070	7,240,746	3,988,402
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	2,714	17,711	92,560	17,397
Net increase/(decrease) in cash and cash equivalents and restricted cash	(6,496)	(42,384)	3,350,446	1,411,887
Cash and cash equivalents and restricted cash at beginning of years	763,437	4,981,429	1,630,983	219,096
Cash and cash equivalents and restricted cash at end of years	756,941	4,939,045	4,981,429	1,630,983
Supplemental disclosures of cash flow information:
Interests received	20,297	132,439	77,045	8,459
Interests paid, net of capitalization	(2,325)	(15,171)	(33,040)	(8,047)
Supplemental disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other liabilities			(5,131)	(119,995)
Purchase of property and equipment through capital lease				(108,664)
Purchase of property and equipment included in notes payable			(88,881)
Issuance of Angel Shares converted from loans from angel shareholders				322,219
Angel shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares				890,913
Series A convertible redeemable preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				1,318,075
Series B convertible redeemable preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			33,861	¥ 1,387,421
Series B-1 Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			1,065,882
Class A ordinary shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares	$ 440,891	¥ 2,876,811	¥ 4,508,507